Average Annual Total Returns - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2045 FUND	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	14.35%
5 Years	11.59%
Since Inception	9.00%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.80%
5 Years	10.86%
Since Inception	8.29%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.63%
5 Years	8.98%
Since Inception	7.08%
Inception Date	May 31, 2011
Institutional Shares
Average Annual Return:
1 Year	14.67%
5 Years	11.86%
Since Inception	9.27%
Inception Date	May 31, 2011